UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                   MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number 811-21067

              Torrey International Strategy Partners, LLC
          (Exact name of registrant as specified in charter)

                     505 Park Avenue, Fifth Floor
                       New York, New York 10022
          (Address of principal executive offices)(Zip code)

                        Torrey Associates, LLC
                     505 Park Avenue, Fifth Floor
                       New York, New York 10022
                (Name and address of agent for service)

     Registrant's telephone number, including area code: (212) 644-7800

Date of fiscal year end: March 31, 2008
Date of reporting period: December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

            TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
           (A Delaware Limited Liability Company)

    Schedule of Investments in Unaffiliated Investment Funds as of December 31, 2007



                                                        First                                 Percentage
Investment Fund (a)		    Shares owned   acquisition date  Cost        Fair value   of net assets
---------------------               ------------   ----------------  ----        ----------   -------------
Equity Long/Short Hedged
------------------------
Abchurch Europe Fund Limited		12,585.79   7/1/2007	     1,500,000 	 1,401,935 	3.60%
Artha Emerging Markets Fund, L.P.	-   	    4/1/2004	     1,250,000 	 2,618,170 	6.73%
Binjai Hill Investors LLC		-   	    8/1/2007	     2,450,000 	 2,478,685 	6.37%
Blackhorse Asia Fund 			209,592.62  1/1/2006	     2,186,738 	 2,520,205 	6.48%
Chilton QP European Partners, L.P.	-   	    7/1/2007	     1,500,000 	 1,581,162 	4.07%
Cotton Hall European Opportunities
 Partners, L.P.			 	-   	    4/1/2006	     2,100,000 	 2,288,974 	5.89%
Global Undervalued Fund (QP)		-   	    9/1/2004	     1,500,000 	 3,307,625 	8.50%
Gradient Europe Fund, L.P.		-   	    7/1/2004	     2,202,677 	 2,558,510 	6.58%
Gramercy Emerging Markets 3C7		-   	    9/1/2004	     1,000,000 	 1,320,709 	3.40%
Neon Liberty Emerging Markets Fund,
 L.P.					-   	    1/1/2004	     1,550,000 	 2,666,821 	6.86%
Nezu Cyclicals Fund			-   	    7/1/2007	     1,500,000 	 1,558,125 	4.01%
Optimal Japan Fund US$ Series 1		113,001.78 11/1/2002	     2,002,580 	 2,644,242 	6.80%
Matterhorn Palmyra CL A			5,484.13    8/1/2005	     2,300,000 	 3,188,144 	8.20%
Park Place Europe LLC			-   	    4/1/2006	     3,146,495 	 3,214,594 	8.27%
Pyrenees Global Value Fund, LP		-   	   11/1/2007	     1,200,000 	 1,154,074 	2.97%
Tantallon (US Feeder) Fund, L.P.	-   	    1/1/2005	     2,100,000 	 3,185,325 	8.19%
                                                                    ----------  ----------    -------
Strategy Total                                                      29,488,490 	37,687,298     96.90%

Total investments in unaffiliated funds                            $29,488,490 	37,687,298     96.90%

Other assets less liabilities                                                   $1,205,522 	3.10%
                                                                               -----------    -------
Net assets representing members' equity                                        $38,892,820    100.00%
                                                                               ===========    =======

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

        Exhibit No.     DESCRIPTION OF EXHIBIT
        -----------     ----------------------
        3(a)            Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

        3(b)            Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Torrey International Strategy Partners, LLC

By:      /s/ James A. Torrey
         ---------------------------
         James A. Torrey
         Board of Managers

Date:   October 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ James A. Torrey
         ---------------------------
         James A. Torrey
         Chief Executive Officer

Date:   October 14, 2008

By:      /s/ Raymond J. Cleary
         ---------------------------
         Raymond J. Cleary
         Principal Financial Officer

Date:   October 14, 2008